DWS Strategic High Yield Tax-Free Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS Strategic High Yield Tax-Free Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.89%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.64%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.64%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.64%